Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net loss	$ (401,341)	$ (1,440,954)	$ (893,718)	$ (6,396,522)
Denominator:
Basic and diluted weighted average ordinary shares outstanding			8,961,092	18,677,398
Basic and diluted net loss per ordinary share	$ (0.08)	$ (0.07)	$ (0.1)	$ (0.34)
Class B [Member]
Numerator:
Allocation of net loss	$ (505,115)	$ (465,087)	$ (646,476)	$ (2,283,159)
Denominator:
Basic and diluted weighted average ordinary shares outstanding			6,482,052	6,666,667
Basic and diluted net loss per ordinary share	$ (0.08)	$ (0.07)	$ (0.1)	$ (0.34)